Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 475,000	$ 175,000
Securities sold under agreements to repurchase	516,297	334,136
Total short-term borrowings	991,297	509,136	$ 326,617
Short-term Debt, Other Disclosures
Outstanding at December 31	991,297	509,136	326,617
Maximum month-end outstanding balance	2,197,105	807,993	798,933
Average daily outstanding balance	$ 905,755	$ 614,073	$ 426,011
Average rate during the year	0.83%	0.40%	0.19%
Average rate at year end	0.82%	0.30%	0.20%